Customer Deposits	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Deposits, By Customer, Alternative [Abstract]
Customer Deposits
Note 6 — Customer Deposits

Customer deposits represents money the Company received in advance of providing a product or engineering services to a customer. All such deposits are short term in nature as the Company delivers the product, unfulfilled portions or engineering services to the customer before the end of its next annual fiscal period. These deposits are credited to the customer against product deliveries or at the completion of the customer’s order. These deposit amounts include deferred revenue against unfulfilled deliverables of multiple-element products, including unspecified post-delivery support and software updates. Included in Customer Deposits is Unearned Revenue of $58,114 as of September 30, 2014 as compared to $39,700 as of December 31, 2013.

Note 15 — Customer Deposits

Customer deposits represents money the Company received in advance of providing a product or engineering services to a customer. These deposits include against unfulfilled deliverables of multiple-element products, including unspecified post-delivery support and software updates. Included in Customer Deposits is Unearned Revenue of $39,700 as of December 31, 2013 as compared to $-0- in 2012. All such deposits are short term in nature as the Company delivers the product, unfulfilled portions or engineering services to the customer before the end of its next annual fiscal period. These deposits are credited to the customer against product deliveries or at the completion of their order.